Average Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2065 Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend 2065 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.85%)
Since Inception	5.78%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	9.70%	[1]
IXX3K
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	5.44%	[1]

[1]	AFrom June 28, 2019.